                                  ARMADA FUNDS

                               MONEY MARKET FUNDS
                        CLASS A, B AND C SHARES (RETAIL)

                        Supplement dated March 19, 2001
                    to the Prospectus Dated October 2, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective March 19, 2001, the following table shows when the daily NAV is calculated for each of the funds and the deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV:

     - Delete the table on page 26 in the section entitled "GENERAL INFORMATION" and replace it with the following information:

                                                            Deadline for submitting
                                                            purchase orders to the Transfer
                                                            Agent to receive the current
                               Time of NAV Calculation      day's NAV
-------------------------------------------------------------------------------------------
Money Market Fund            Once daily                     3:30 p.m. Eastern Time
Government Money Market      4:00 p.m. Eastern Time
  Fund                       (close of trading on the
                             New York Stock Exchange)
-------------------------------------------------------------------------------------------
Ohio Municipal Money Market  Twice daily                    12:30 p.m. Eastern Time
  Fund                       1:00 p.m. Eastern Time and
Pennsylvania Tax Exempt      4:00 p.m. Eastern Time
  Money Market Fund          (close of trading on the
                             New York Stock Exchange)
Tax Exempt Money Market
  Fund
Treasury Money Market Fund
Treasury Plus Money Market
  Fund

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ARM-SU-004-0300

                                  ARMADA FUNDS

                               MONEY MARKET FUNDS
                            I SHARES (INSTITUTIONAL)

                        Supplement dated March 19, 2001
                    to the Prospectus Dated October 2, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective March 19, 2001, the following table shows when the daily NAV is calculated for each of the funds and the deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV:

     - Delete the table on page 24 in the section entitled "GENERAL INFORMATION" and replace it with the following information:

                                                            Deadline for submitting
                                                            purchase orders to the Transfer
                                                            Agent to receive the current
                               Time of NAV Calculation      day's NAV
-------------------------------------------------------------------------------------------
Money Market Fund            Once daily                     3:30 p.m. Eastern Time
Government Money Market      4:00 p.m. Eastern Time
  Fund                       (close of trading on the
                             New York Stock Exchange)
-------------------------------------------------------------------------------------------
Ohio Municipal Money Market  Twice daily                    12:30 p.m. Eastern Time
  Fund                       1:00 p.m. Eastern Time and
Pennsylvania Tax Exempt      4:00 p.m. Eastern Time
  Money Market Fund          (close of trading on the
                             New York Stock Exchange)
Tax Exempt Money Market
  Fund
Treasury Money Market Fund
Treasury Plus Money Market
  Fund

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ARM-SU-003-0300